INCOME TAXES	12 Months Ended
Mar. 31, 2011
INCOME TAXES

9. INCOME TAXES

Income before income taxes and the provision for income taxes for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Yen in millions			U.S. Dollars in thousands
	2009	2010	2011	2011
Income before income taxes:
Domestic	¥8,523	¥3,301	¥9,963	$120,036
Foreign	35,920	30,217	32,767	394,783

Total	44,443	33,518	42,730	514,819
Provision for income taxes:
Current - Domestic	2,721	1,647	2,369	28,542
- Foreign	8,556	7,113	8,725	105,120

Sub total	11,277	8,760	11,094	133,662
Deferred - Domestic	(158)	1,838	542	6,530
- Foreign	(388)	354	823	9,916

Sub total	(546)	2,192	1,365	16,446

Consolidated provision for income taxes	¥10,731	¥10,952	¥12,459	$150,108

Total income taxes were allocated as follows:

	Yen in millions			U.S. Dollars in thousands
	2009	2010	2011	2011
Net income	¥10,731	¥10,952	¥12,459	$150,108
Other comprehensive income (loss):
Foreign currency translation adjustment	(127)	5	(21)	(253)
Unrealized holding gains (losses) on available-for-sale securities	(2,066)	1,639	(566)	(6,820)
Pension liability adjustment	(2,491)	673	(288)	(3,470)

Total income taxes	¥6,047	¥13,269	¥11,584	$139,565

The Company and its domestic subsidiaries are subject to a National Corporate tax of 30.0%, an Inhabitant tax of approximately 5.6% and a deductible Enterprise tax of approximately 7.9%, which in the aggregate resulted in a combined statutory income tax rate of approximately 40.3% for the years ended March 31, 2009, 2010 and 2011.

A reconciliation of the combined statutory income tax rates to the effective income tax rates was as follows:

	Year ended March, 31
	2009	2010	2011
Combined statutory income tax rate in Japan	40.3%	40.3%	40.3%
Non-deductible expenses	0.8	0.7	0.5
Non-taxable dividends received	(0.3)	(0.1)	(0.1)
Change in valuation allowance	0.1	5.0	(0.9)
Tax sparing impact	(3.0)	(0.7)	(0.9)
Effect of the foreign tax rate differential	(14.9)	(14.2)	(11.5)
Other, net	1.1	1.7	1.8

Effective income tax rate	24.1%	32.7%	29.2%

According to the provisions of the tax treaties which have been concluded between Japan and 11 countries, Japanese corporations can claim a tax credit against Japanese income taxes on income earned in one of those 11 countries, even though that income is exempted from income taxes or is reduced by special tax incentive measures in those countries, as if no special exemption or reduction were provided. The Company applied such “tax sparing” mainly to China with the indicated tax reduction effect. The effect of the “tax sparing” resulted in a decrease of tax expense by ¥1,337 million or 3.0% and ¥232 million or 0.7% and ¥367 million ($4,422 thousand) or 0.9% for the years ended March 31, 2009, 2010 and 2011, respectively.

For the year ended March 31, 2009, an effect of the foreign tax rate differential of ¥ 6,628 million was recorded, which was attributable to proportionately higher profits in the overseas subsidiaries compared to those in the Company and domestic subsidiaries. Due mainly to this effect, the effective tax rate for the year ended March 31, 2009 was 24.1%, a decrease of 16.2 % as compared with the statutory income tax rate of 40.3%.

For the year ended March 31, 2010, an effect of the foreign tax rate differential of ¥ 4,763 million was recorded, which was attributable to proportionately higher profits in the overseas subsidiaries compared to those in the Company and domestic subsidiaries. Due mainly to this effect, the effective tax rate for the year ended March 31, 2010 was 32.7%, a decrease of 7.6% as compared with the statutory income tax rate of 40.3%.

For the year ended March 31, 2011, an effect of the foreign tax rate differential of ¥ 4,904 million ($59,084 thousand) was recorded, which was attributable to proportionately higher profits in the Company and domestic subsidiaries compared to those in the overseas subsidiaries. Due mainly to this effect, the effective tax rate for the year ended March 31, 2011 was 29.2%, a decrease of 11.1% as compared with the statutory income tax rate of 40.3%.

The significant components of deferred income tax expense attributable to income before income taxes for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Yen in millions			U.S. Dollars in thousands
	2009	2010	2011	2011
Deferred tax expense (exclusive of the effects of other components below)	¥(546)	¥1,172	¥1,499	$18,060
Increase (decrease) in beginning-of-the-year balance of the valuation allowance for deferred tax assets	-	1,020	(134)	(1,614)
	¥(546)	¥2,192	¥1,365	$16,446

Significant components of deferred income tax assets and liabilities as of March 31, 2010 and 2011 were as follows:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
Deferred income tax assets:
Marketable securities and investment securities	¥2,567	¥2,407	$29,000
Accrued retirement and termination benefits	1,310	1,151	13,867
Accrued expenses	862	929	11,193
Inventories	2,023	1,584	19,084
Property, plant and equipment	2,308	1,898	22,867
Accrued payroll	1,542	1,642	19,783
Net operating loss carryforwards	1,044	742	8,940
Other	1,952	1,631	19,652

Total gross deferred income tax assets	13,608	11,984	144,386
Valuation allowance	(2,021)	(1,640)	(19,759)

Sub total	¥11,587	¥10,344	$124,627
Deferred income tax liabilities:
Undistributed earnings of overseas subsidiaries	¥(360)	¥(371)	$(4,470)
Unrealized gain on available-for-sale securities	(2,500)	(1,935)	(23,313)
Property, plant and equipment	(1,395)	(1,445)	(17,410)
Other	(4)	(9)	(108)

Total gross deferred income tax liabilities	(4,259)	(3,760)	(45,301)

Net deferred income tax assets	¥7,328	¥6,584	$79,325

Net deferred income taxes are recorded in the consolidated balance sheets as follows:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
Deferred income taxes:
Current assets	¥6,434	¥6,039	$72,759
Investment and other assets	1,611	1,403	16,904
Current liabilities	(40)	(112)	(1,349)
Long-term liabilities	(677)	(746)	(8,988)

Total	¥7,328	¥6,584	$79,326

In assessing the realizability of deferred income tax assets, Makita considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and net operating loss carryforwards are utilizable. Makita considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible, Makita believes it is more likely than not that the benefits of these deductible differences and net operating loss carryforwards, net of the existing valuation allowance, will be realized. The actual amount of the deferred income tax assets realizable, however, would be reduced if estimates of future taxable income during the carryforward period are not achieved. Makita has recorded a valuation allowance of ¥ 1,640 million ($ 19,759 thousand) as of March 31, 2011 against certain deferred income tax assets primarily associated with net operating loss carryforwards.

As of March 31, 2011, certain subsidiaries had net operating loss carryforwards for income tax purposes of ¥ 3,478 million ($ 41,904 thousand) which are available to offset future taxable income, if any. The net operating losses will expire as follows:

	Yen in millions	U.S. Dollars in thousands
Within 5 years	¥251	$3,024
6 to 20 years	2,002	24,120
Indefinite	1,225	14,760

Total	¥3,478	$41,904

As of March 31, 2011, Makita had foreign tax credit carryforwards for income tax purposes of ¥ 972 million ($ 11,711 thousand) which are available to reduce future income taxes payable, if any. The foreign tax credit carryforwards will expire within 2 years.

Income taxes have not been accrued on undistributed earnings of domestic subsidiaries as the tax law provides a means by which the investment in a domestic subsidiary can be recovered tax free.

Makita has not recognized deferred tax liabilities for certain portions of undistributed earnings of foreign subsidiaries in the total amount of ¥ 148,214 million ($ 1,785,711 thousand) as of March 31, 2011 because Makita considers these earnings to be indefinitely reinvested, and the calculation of the unrecognized deferred tax liabilities is not practicable.

The unrecognized tax benefits and for the years ended March 31, 2009, 2010 and 2011 were neither material nor expected to significantly increase or decrease within 12 months period subsequent to March 31, 2011. Makita classifies penalties and interest related to unrecognized tax benefits, if any, in provision for income taxes, and the total amounts of penalties and interest related to unrecognized tax benefits recorded were not material for the years ended March 31, 2009, 2010 and 2011. Makita conducts business globally and, as a result, the Company and its subsidiaries file income tax returns in various jurisdictions all over the world. The Company will no longer be subject to income tax examinations for the periods prior to the fiscal year ended March 31, 2009, and one of the Company’s major subsidiaries in the United States remains subject to income tax examinations for the periods beginning in the fiscal year ended March 31, 2009.